CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 2,285,184	$ 167,001	$ 501,172
Prepaid expenses and other current assets	180,535	26,443	22,351
Current portion of refundable tax credit receivable	23,454	25,336	35,124
Total current assets	2,489,173	218,780	558,647
Property and equipment, net	915	1,257	2,981
Restricted cash	20,000	0	30,000
Deferred offering costs	0	1,148,994
Other assets	36,976	37,439	100,566
Total assets	2,547,064	1,406,470	692,194
Current liabilities:
Grants payable	0	36,401	41,232
Accounts payable	286,233	565,947	13,691
Accrued expenses	126,512	913,063	488,989
Convertible notes due to stockholders, net (aggregate principal outstanding of $3,376,573 and $2,027,240, at December 31, 2014 and 2013, respectively	0	3,205,504	2,027,240
Warrant liability	0	303,102	0
Total current liabilities	412,745	5,024,017	2,571,152
Commitments and contingencies (Note 12)
Convertible preferred stock and non-controlling interests: (classified as temporary equity)
Non-controlling interests	0	6,780,588	6,556,215
Total convertible preferred stock and non-controlling interests	0	43,189,254	42,964,881
Stockholders’ equity (deficit):
Preferred stock, $0.01 par value; 10,000,000 shares authorized, 0 issued and outstanding at March 31, 2015	0
Common stock, $0.01 par value: 100,000,000 shares authorized; 6,351,698 shares issued at March 31, 2015, 201,787 shares issued at December 31, 2014 and 184,474 shares issued 2013	63,517	2,018	1,844
Additional paid-in capital	61,723,139	10,055,613	10,384,554
Accumulated deficit	(59,668,415)	(56,862,152)	(55,088,160)
Shareholder notes receivable	(58,824)	(58,824)	(195,000)
Accumulated other comprehensive income	74,902	56,544	52,923
Total stockholders’ equity (deficit)	2,134,319	(46,806,801)	(44,843,839)
Total liabilities, convertible preferred stock, non-controlling interests and stockholders' equity (deficit)	2,547,064	1,406,470	692,194
Series A Preferred Stock [Member]
Convertible preferred stock and non-controlling interests: (classified as temporary equity)
Convertible preferred stock	0	254,525	254,525
Series B Preferred Stock [Member]
Convertible preferred stock and non-controlling interests: (classified as temporary equity)
Convertible preferred stock	0	6,926,180	6,926,180
Series C Preferred Stock [Member]
Convertible preferred stock and non-controlling interests: (classified as temporary equity)
Convertible preferred stock	0	5,745,127	5,745,127
Series D Preferred Stock [Member]
Convertible preferred stock and non-controlling interests: (classified as temporary equity)
Convertible preferred stock	$ 0	$ 23,482,834	$ 23,482,834